Property, Plant and Equipment - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($) facility
Disclosure of detailed information about property, plant and equipment [line items]
Net proceeds from sale of property, plant and equipment	$ 19,648	$ 19,241
Property, plant and equipment	233,465	606,093
Borrowing costs capitalized to construction in progress		$ 2,100
Weighted average interest rate for capitalization		13.00%
Depreciation expense	60,200	$ 66,500
Depreciation expense recognized in cost of goods sold	34,500	38,100
Impairment of property, plant and equipment	259,115
Canadian Cannabis Operating Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	$ 60,700
Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Production & other equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	2 years
Production & other equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Buildings & Improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Buildings & Improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years
Manufacturing Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	$ 154,500	10,900
Canadian Manufacturing Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	21,100
Certain European Property, Plant And Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		1,500
Canadian Custom Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		8,700
Aurora Sun Facility
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		$ 220,800
Production Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Number of facilities sold | facility		2
Net proceeds from sale of property, plant and equipment		$ 13,900
Property, plant and equipment		3,800
Gains (losses) on disposals of property, plant and equipment		10,100
Impairment of property, plant and equipment		$ 31,200
Certain Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	7,400
Certain Facilities | Canadian Cannabis Operating Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	6,800
Certain Facilities | International Canadian Cannabis segment CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	$ 600